Financial instruments (Details 12) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Designated balance
End of balance	R$ 850,000
Non-derivative financial liabilities designated to hedge accounting | USD
Designated balance
Beginning of balance	5,301,099
Hedge discontinued	1,000,894
End of balance	5,550,205
Non-derivative financial liabilities designated to hedge accounting | Project Finance | USD
Designated balance
Beginning of balance	3,113,173
Sales in the year	(183,252)
Hedge discontinued	325
End of balance	R$ 2,930,246